Other Postemployement Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Maximum contribution match	$ 6,000
Defined contribution plan, cost	$ 800,000	$ 800,000	$ 800,000
Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution, percent of match	100.00%